Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]	we provide the following disclosure regarding executive compensation actually paid ("CAP") and certain Company performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid (CAP) to PEO	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (dollars in thousands)	Diluted Earnings per Share (4)
					Company Total Shareholder Return	Peer Group Total Shareholder Return (3)
2022	$1,646,631	$2,017,896	$745,198	$862,522	$119.90	$111.47	$81,875	$2.31
2021	$1,431,274	$1,328,856	$650,852	$638,129	$92.71	$126.43	$98,035	$2.73
2020	$1,271,194	$1,187,534	$599,677	$568,540	$85.94	$90.82	$46,570	$1.29
(1)For 2020, 2021, and 2022, Heritage's principal executive officer ("PEO") was Jeffrey J. Deuel.
(2)For 2020, 2021, and 2022, Heritage's non-PEO NEOs were Bryan D. McDonald, Donald J. Hinson, Tony W. Chalfant, and Cindy M. Hirman.
(3)The bank index utilized is the S&P U.S. SmallCap Banks Index.
(4)Diluted Earnings per Share is the Company Selected Measure. This metric is reported as unadjusted for the items related to talent acquisition.

PEO Total Compensation Amount	$ 1,646,631	$ 1,431,274	$ 1,271,194
PEO Actually Paid Compensation Amount	2,017,896	1,328,856	1,187,534
Non-PEO NEO Average Total Compensation Amount	745,198	650,852	599,677
Non-PEO NEO Average Compensation Actually Paid Amount	$ 862,522	638,129	568,540
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Amount	$ 119.90	92.71	85.94
Peer Group Total Shareholder Return Amount	111.47	126.43	90.82
Net Income (Loss)	$ 81,875	$ 98,035	$ 46,570
Company Selected Measure Amount	2.31	2.73	1.29
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Diluted Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Charge Offs/Average Loans
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Overhead Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Loan Growth
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Three-Year Total Shareholder Return
PEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (389,337)	$ (340,010)	$ (340,288)
PEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	503,639	292,100	335,536
PEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	248,870	(85,273)	(39,420)
PEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,093	30,765	(39,488)
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(108,683)	(98,801)	(145,962)
Non-PEO NEO [Member] | Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	140,587	84,883	153,233
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	81,843	(13,992)	(18,837)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied during the Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,577	$ 15,187	$ (19,571)